CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock Shares Series A Share	Preferred Stock Shares Series A Amount USD ($)	Preferred Stock Shares Series B Share	Preferred Stock Shares Series B Amount USD ($)	Common Stock Shares	Common Stock Amount USD ($)	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Total Shareholders deficit USD ($)
Balance at Jun. 19, 2012	0	0	0	0	0	0	0	0	0
Stock Issued ($0.001 per share)	0	0	0	0	100,000,000	100,000	0	0	100,000
Contributed Capital		$ 0		$ 0		$ 0	$ 895	$ 0	$ 895
Dividends		0		0		0	(895)	(99,105)	(100,000)
Net loss for year ended December 31, 2012		0		0		0	0	(925)	(925)
Balance at Dec. 31, 2012	0	0	0	0	100,000,000	100,000	0	(100,030)	(30)
Balance at Jan. 01, 2013
Contributed Capital		0		0		0	37,301	0	37,301
Recapitalization as a result of the reverse merger on February 4, 2013 with Novas Energy	5,000,000	5,000	0	0	27,357,871	27,358	0	(1,476,791)	(1,444,433)
Equity based compensation		0		0		0	1,657,273	0	1,657,273
Conversion of preferred stock	(1,112,500)	(1,112)	0	0	11,125,000	11,125	(10,013)	0	0
Conversion of notes to common stock	0	0	0	0	65,781,633	65,782	2,027,229	0	2,093,011
Issuance of shares for services	0	0	0	0	400,000	400	71,600	0	72,000
Issuance of shares for call option	0	0	0	0	12,500	12	5,488	0	5,500
Issuance of common stock	0	0	0	0	620,710	621	121,310	0	121,931
Net loss for year ended December 31, 2013		0		0		0	0	(3,816,851)	(3,816,851)
Balance at Dec. 31, 2013	3,887,500	3,888	0	0	205,297,714	205,298	3,910,188	(5,393,672)	(1,274,298)
Balance at Jan. 01, 2014	3,887,500	3,888	0	0	205,297,714	205,298	3,910,188	(5,393,672)	(1,274,298)
Equity based compensation		0		0		0	980,794	0	980,794
Issuance of shares for services	0	0	0	0	531,500	532	141,398	0	141,930
Conversion of notes and accrued interest thereon to common stock	0	0	0	0	27,112,225	27,112	1,440,591	0	1,467,703
Subscription for Series B Convertible, Redeemable Preferred Stock	0	0	75,000	75	0	0	0	0	750,000
Issuance of shares in terms of a private placement	0	0	0	0	3,503,333	3,503	521,997	0	525,500
Share issue expenses		0		0		0	(81,815)	0	(81,815)
Net loss for the six months ended June 30, 2014		$ 0		$ 0		$ 0	$ 0	$ (2,631,114)	$ (2,631,114)
Balance at Jun. 30, 2014	3,887,500	3,888	75,000	75	236,444,772	236,445	7,663,078	(8,024,786)	(121,300)